Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Changes in Property and Equipment Account

Changes in property and equipment account for the years ended December 31, 2024 and 2023 are as follows:

	Cable and wire facilities	Central equipment	Network facilities	Building and lease improvement	Vehicles, furniture and other network equipment	Information Origination Termination		Land and land improvements	IT systems and platforms	Security platforms	Property under construction	Total
	(in million pesos)
December 31, 2024
Net book value at beginning of the year	81,227	384	101,941	7,979	3,654	—		4,122	18,794	1,162	67,840	287,103
Additions (Note 4)	86	—	70	31	397	—		—	598	—	69,730	70,912
Disposals/retirements	—	—	(19)	(1)	(234)	—		—	(1)	(129)	—	(384)
Reclassification	31,435	—	33,692	542	(809)	—		456	5,561	202	(69,167)	1,912
Translation differences charged directly to cumulative translation adjustments	1	—	—	—	1	—		—	—	—	—	2
Adjustments	—	(25)	—	—	25	—		—	—	—	(185)	(185)
Impairment losses recognized during the year	—	—	—	—	—	—		—	—	(67)	—	(67)
Depreciation and amortization (Note 3)	(11,484)	(102)	(19,178)	(1,247)	(1,063)	—		(104)	(7,742)	(304)	—	(41,224)
Net book value at end of the year	101,265	257	116,506	7,304	1,971	—		4,474	17,210	864	68,218	318,069
As at December 31, 2024
Cost	316,803	532	362,387	27,884	36,467	—		4,960	56,418	1,930	68,218	875,599
Accumulated depreciation, impairment and amortization	(215,538)	(275)	(245,881)	(20,580)	(34,496)	—		(486)	(39,208)	(1,066)	—	(557,530)
Net book value	101,265	257	116,506	7,304	1,971	—		4,474	17,210	864	68,218	318,069

December 31, 2023
Net book value at beginning of the year	70,957	3,606	101,963	6,646	4,157	34,786		4,272	10,798	133	55,427	292,745
Additions (Note 4)	5,221	19	4,913	108	529	7,945		212	952	11	65,173	85,083
Disposals/retirements	(1)	—	(17)	(8)	(119)	—		(320)	(6)	—	—	(471)
Reclassification	—	—	1,311	—	—	(24,470)		—	—	—	(15,269)	(38,428)
Transfers and others	14,484	—	10,245	2,291	321	204		68	8,364	1,210	(37,187)	—
Translation differences charged directly to cumulative translation adjustments	1	—	—	—	1	—		—	—	—	—	2
Adjustments	—	(3,055)	—	13	1	(83)		(45)	3,106	84	(304)	(283)
Depreciation and amortization from continuing operations (Notes 2 and 3)	(9,435)	(186)	(16,474)	(1,071)	(1,234)	(18,382)	(a)	(65)	(4,420)	(276)	—	(51,543)
Depreciation and amortization from discontinued operations (Notes 2 and 3)	—	—	—	—	(2)	—		—	—	—	—	(2)
Net book value at end of the year	81,227	384	101,941	7,979	3,654	—		4,122	18,794	1,162	67,840	287,103
As at December 31, 2023
Cost	280,237	683	344,218	28,881	40,387	—		4,504	50,344	1,914	67,840	819,008
Accumulated depreciation, impairment and amortization	(199,010)	(299)	(242,277)	(20,902)	(36,733)	—		(382)	(31,550)	(752)	—	(531,905)
Net book value	81,227	384	101,941	7,979	3,654	—		4,122	18,794	1,162	67,840	287,103

(a) This includes amortization of cost to fulfill amounting to Php11,789 million.

Summary of Estimated Useful Lives of Property and Equipment

As at December 31, 2024, the estimated useful lives of our property and equipment are as follows:

Cable and wire facilities	5 – 15 years
Central equipment	3 – 15 years
Network facilities	3 – 20 years
Buildings	25 – 50 years
Vehicles, furniture and other network equipment	3 – 15 years
Land improvements	10 years
IT systems and platforms	3 – 5 years
Security platforms(1)	3 – 5 years
Leasehold improvements	3 – 10 years or the term of the lease, whichever is shorter

(1) As at December 31, 2023, the estimated useful life ranges from 3-5 years.

Summary of Completed Sales

The following summarizes the completed sale of Smart and DMPI telecom towers as at December 31, 2024:

Closing Date	Number of Tower Assets Sold	Cash Consideration	Gain on Sale and Leaseback		Net Book Value of Tower Assets (excluding taxes)
		(in million pesos)	(in million pesos)
2022	4,665	60,492	25,234		22,874
2023	1,705	22,465	7,467		13,377
2024	356	4,362	1,471		1,739
	6,726	87,319	34,172	(1)	37,990

(1) Gross of related transaction costs.